Information by Reporting Segment (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Net sales	¥ 1,447,369	¥ 1,280,054	¥ 1,190,870
Income before income taxes	146,268	101,363	114,893
Depreciation and amortization	76,151	73,597	73,120
Write-down of inventories	7,256	11,507	11,486
Capital expenditures	56,611	56,688	66,408
Total assets	2,636,704	2,282,853	1,994,103
Operating Segments
Segment Reporting Information [Line Items]
Income before income taxes	134,292	85,535	101,845
Total assets	1,575,728	1,498,931	1,358,069
Operating Segments | Fine Ceramic Parts Group
Segment Reporting Information [Line Items]
Net sales	80,020	74,852	80,372
Income before income taxes	11,836	7,614	12,622
Depreciation and amortization	5,014	6,403	6,767
Write-down of inventories	330	252	105
Capital expenditures	3,195	3,348	11,050
Total assets	69,165	62,453	68,637
Operating Segments | Semiconductor Parts Group
Segment Reporting Information [Line Items]
Net sales	187,891	167,241	153,420
Income before income taxes	31,889	30,379	27,754
Depreciation and amortization	15,765	12,850	11,795
Write-down of inventories	824	228	703
Capital expenditures	16,566	14,727	13,279
Total assets	169,330	118,524	112,121
Operating Segments | Applied Ceramic Products Group
Segment Reporting Information [Line Items]
Net sales	272,795	211,439	179,784
Income before income taxes	33,501	17,924	6,459
Depreciation and amortization	13,558	15,152	14,843
Write-down of inventories	1,223	1,498	6,115
Capital expenditures	8,546	7,963	13,001
Total assets	317,750	327,465	265,093
Operating Segments | Electronic Device Group
Segment Reporting Information [Line Items]
Net sales	284,322	271,570	228,721
Income before income taxes	21,160	(4,014)	16,036
Depreciation and amortization	17,585	15,155	13,762
Write-down of inventories	1,170	956	991
Capital expenditures	12,048	14,071	14,193
Total assets	451,856	448,141	417,105
Operating Segments | Telecommunications Equipment Group
Segment Reporting Information [Line Items]
Net sales	186,749	177,314	178,669
Income before income taxes	1,437	1,340	1,469
Depreciation and amortization	5,091	7,514	8,949
Write-down of inventories	2,335	7,127	2,216
Capital expenditures	2,997	3,069	4,142
Total assets	105,597	119,894	109,975
Operating Segments | Information Equipment Group
Segment Reporting Information [Line Items]
Net sales	307,848	250,534	243,457
Income before income taxes	28,193	21,750	29,451
Depreciation and amortization	10,963	9,723	10,131
Write-down of inventories	1,016	1,106	1,169
Capital expenditures	5,550	6,536	6,199
Total assets	290,378	263,837	246,834
Operating Segments | All Other Segments
Segment Reporting Information [Line Items]
Net sales	173,137	159,902	151,987
Income before income taxes	6,276	10,542	8,054
Depreciation and amortization	5,965	4,734	4,668
Write-down of inventories	358	340	187
Capital expenditures	3,437	2,837	2,800
Total assets	171,652	158,617	138,304
Corporate gains and Equity in losses of affiliates and unconsolidated subsidiaries
Segment Reporting Information [Line Items]
Income before income taxes	11,889	17,248	13,840
Total assets	1,182,912	892,098	729,646
Adjustments and eliminations
Segment Reporting Information [Line Items]
Net sales	(45,393)	(32,798)	(25,540)
Income before income taxes	87	(1,420)	(792)
Total assets	(121,936)	(108,176)	(93,612)
Corporate
Segment Reporting Information [Line Items]
Depreciation and amortization	2,210	2,066	2,205
Capital expenditures	¥ 4,272	¥ 4,137	¥ 1,744